Exploration and evaluation expenditures - Disclosure of exploration and evaluation expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Exploration And Evaluation Expenditures Disclosure [Abstract]
Contractors and consulting	$ (326)	$ (189)
Drilling and assays	(603)	(43)
Field supplies and camp costs	(109)	(157)
Crop compensation, community and permitting	(368)	(239)
Other	(5)	(14)
Total E&E expenditures	$ (1,411)	$ (642)